Plant and equipment - Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Plant and Equipment, gross	$ 1,272,754	$ 1,242,899
Accumulated Depreciation	760,899	722,174
Property, plant and equipment	511,855	520,725	$ 476,047
Leasehold Improvements [Member]
Plant and Equipment, gross	56,467	47,291
Accumulated Depreciation	16,911	14,886
Property, plant and equipment	39,556	32,405	8,038
Computer and office equipment [Member]
Plant and Equipment, gross	854,247	835,793
Accumulated Depreciation	559,450	522,969
Property, plant and equipment	294,797	312,824	258,448
Fixtures and fittings[Member]
Plant and Equipment, gross	142,417	135,869
Accumulated Depreciation	72,399	78,271
Property, plant and equipment	70,018	57,598	62,795
Vehicles[Member]
Plant and Equipment, gross	96,071	98,115
Accumulated Depreciation	28,475	25,589
Property, plant and equipment	67,596	72,526	88,262
Computer software[Member]
Plant and Equipment, gross	123,552	125,831
Accumulated Depreciation	83,664	80,459
Property, plant and equipment	$ 39,888	$ 45,372	$ 58,504